Discontinued Operations - Disclosure of Analysis of Cash-Flows from Discontinued Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations [Abstract]
Net cash generated from / (used in) operating activities	€ (3,552)	€ (22,391)	€ (21,318)
Net cash generated from / (used in) investing activities	0	(6,620)	(43,914)
Net cash generated from / (used in) financing activities	0	0	0
Net cash flows from discontinued operations	€ (3,552)	€ (29,011)	€ (65,232)